Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.2%
L3Harris Technologies Inc	89,658	$21,326,948
Airlines – 0.8%
Ryanair Holdings PLC (ADR)	295,425	13,347,302
Biotechnology – 2.8%
Argenx SE (ADR)*	28,582	15,493,731
Ascendis Pharma A/S (ADR)*	76,622	11,440,431
Sarepta Therapeutics Inc*	72,954	9,111,225
Vaxcyte Inc*	109,013	12,456,915
		48,502,302
Capital Markets – 2.4%
Cboe Global Markets Inc	51,015	10,451,443
Charles Schwab Corp	183,436	11,888,487
LPL Financial Holdings Inc	88,557	20,601,015
		42,940,945
Chemicals – 1.3%
Corteva Inc	377,357	22,184,818
Commercial Services & Supplies – 4.8%
Cimpress PLC*	164,031	13,437,420
Clean Harbors Inc*	68,869	16,646,326
RB Global Inc	202,211	16,275,963
Rentokil Initial PLC	991,660	4,830,318
Rentokil Initial PLC (ADR)	521,599	13,003,463
Veralto Corp	175,268	19,605,478
		83,798,968
Construction & Engineering – 0.8%
APi Group Corp*	429,682	14,188,100
Diversified Financial Services – 3.7%
Fidelity National Information Services Inc	138,238	11,577,433
Global Payments Inc	123,431	12,641,803
WEX Inc*	199,240	41,786,605
		66,005,841
Electric Utilities – 2.0%
Alliant Energy Corp	579,298	35,157,596
Electrical Equipment – 1.2%
Sensata Technologies Holding PLC	598,656	21,467,804
Electronic Equipment, Instruments & Components – 6.1%
CDW Corp/DE	85,331	19,310,405
Flex Ltd*	1,280,408	42,804,040
TE Connectivity PLC*	68,869	10,398,530
Teledyne Technologies Inc*	81,333	35,596,201
		108,109,176
Entertainment – 2.0%
Liberty Media Corp-Liberty Formula One - Series A*	54,039	3,865,410
Liberty Media Corp-Liberty Formula One - Series C*	415,127	32,143,283
		36,008,693
Food & Staples Retailing – 0.4%
Dollar Tree Inc*	105,778	7,438,309
Health Care Equipment & Supplies – 9.4%
Boston Scientific Corp*	628,917	52,703,244
Cooper Cos Inc/The*	136,639	15,076,747
Dentsply Sirona Inc	381,227	10,316,003
ICU Medical Inc*	103,035	18,775,038
STERIS PLC	58,577	14,207,265
Teleflex Inc	219,471	54,279,568
		165,357,865
Hotels, Restaurants & Leisure – 3.0%
Aramark	695,649	26,942,486
DoorDash Inc - Class A*	108,819	15,531,736
Entain PLC	934,019	9,528,589
		52,002,811
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Lineage Inc#	62,808	4,922,891

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Information Technology Services – 5.6%
Amdocs Ltd	396,235	$34,662,638
GoDaddy Inc*	410,759	64,398,796
		99,061,434
Insurance – 5.8%
Intact Financial Corp	273,326	52,490,396
Ryan Specialty Group Holdings Inc - Class A	175,683	11,663,594
WR Berkley Corp	656,289	37,231,275
		101,385,265
Interactive Media & Services – 0.3%
Ziff Davis Inc*	104,997	5,109,154
Life Sciences Tools & Services – 5.8%
Avantor Inc*	985,357	25,491,186
Illumina Inc*	92,512	12,064,490
PerkinElmer Inc	346,785	44,301,784
Waters Corp*	54,541	19,628,760
		101,486,220
Machinery – 4.2%
Fortive Corp	376,975	29,754,637
Ingersoll Rand Inc	240,027	23,561,050
Wabtec Corp	114,341	20,783,764
		74,099,451
Multi-Utilities – 2.5%
Ameren Corp	257,926	22,558,208
DTE Energy Co	160,736	20,640,110
		43,198,318
Oil, Gas & Consumable Fuels – 1.4%
ONEOK Inc	278,808	25,407,773
Professional Services – 7.1%
Broadridge Financial Solutions Inc	145,740	31,338,472
Ceridian HCM Holding Inc*	295,831	18,119,649
SS&C Technologies Holdings Inc	729,068	54,104,136
TransUnion	159,265	16,675,045
UL Solutions Inc - Class A	80,109	3,949,374
		124,186,676
Road & Rail – 3.1%
JB Hunt Transport Services Inc	198,664	34,235,767
TFI International Inc	147,782	20,229,878
		54,465,645
Semiconductor & Semiconductor Equipment – 5.9%
KLA Corp	23,990	18,578,096
Lam Research Corp	8,711	7,108,873
Microchip Technology Inc	114,646	9,204,928
NXP Semiconductors NV	146,021	35,046,500
ON Semiconductor Corp*	473,620	34,389,548
		104,327,945
Software – 6.9%
AppLovin Corp - Class A*	133,104	17,376,727
Constellation Software Inc/Canada	26,731	86,975,079
Dynatrace Inc*	187,561	10,028,887
Topicus.com Inc	78,142	7,374,460
		121,755,153
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	177,727	23,744,327
Specialty Retail – 2.4%
Burlington Stores Inc*	46,191	12,170,405
CarMax Inc*	287,418	22,240,405
Wayfair Inc - Class A*,#	141,735	7,962,672
		42,373,482
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	415,376	19,568,363
Trading Companies & Distributors – 1.9%
Ferguson Enterprises Inc	166,856	33,132,596
Total Common Stocks (cost $1,019,101,803)		1,716,062,171
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $45,119,399)	45,111,759	45,120,781

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	2,698,283	$2,698,283
Time Deposits – 0%
Royal Bank of Canada, 4.8100%, 10/1/24	$674,571	674,571
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,372,854)		3,372,854
Total Investments (total cost $1,067,594,056) – 100.3%		1,764,555,806
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(4,866,764)
Net Assets – 100%		$1,759,689,042

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,483,599,303	84.1%
Canada	202,914,139	11.5
United Kingdom	27,362,370	1.5
Belgium	15,493,731	0.9
Ireland	13,347,302	0.8
Denmark	11,440,431	0.6
Switzerland	10,398,530	0.6
Total	$1,764,555,806	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$33,641,177	$105,316,549	$(93,836,691)	$121	$(375)	$45,120,781	45,111,759	$1,656,511
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	-	115,127,104	(112,428,821)	-	-	2,698,283	2,698,283	11,193 ∆
Total Affiliated Investments - 2.8%
	$33,641,177	$220,443,653	$(206,265,512)	$121	$(375)	$47,819,064	47,810,042	$1,667,704

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	10/10/24	(1,445,000)	$1,063,886	$(4,892)
Euro	10/10/24	517,000	(562,192)	13,454
				8,562
Barclays Capital, Inc.:
Canadian Dollar	10/10/24	(10,624,000)	7,821,185	(36,735)
Euro	10/10/24	(649,000)	725,040	2,420
Euro	10/10/24	(6,667,000)	7,246,133	(177,139)
				(211,454)
BNP Paribas:
Canadian Dollar	10/10/24	(1,331,000)	979,562	(4,897)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	10/10/24	380,000	$(413,056)	$10,049
Euro	10/10/24	(1,515,000)	1,658,370	(28,484)
				(23,332)
Citibank, National Association:
Canadian Dollar	10/10/24	(1,833,000)	1,357,441	1,683
Canadian Dollar	10/10/24	(12,595,000)	9,244,658	(71,089)
Euro	10/10/24	(1,201,000)	1,337,590	354
Euro	10/10/24	(3,926,000)	4,271,482	(99,865)
				(168,917)
Goldman Sachs & Co. LLC:
Canadian Dollar	10/10/24	(673,000)	495,454	(2,323)
Euro	10/10/24	(4,130,000)	4,490,673	(107,814)
				(110,137)
HSBC Securities (USA), Inc.:
Canadian Dollar	10/10/24	(10,154,000)	7,450,820	(59,470)
Euro	10/10/24	5,105,802	(5,593,210)	91,770
Euro	10/10/24	(5,259,400)	5,736,562	(119,439)
				(87,139)
JPMorgan Chase Bank, National Association:
Canadian Dollar	10/10/24	(15,927,000)	11,725,171	(55,052)
Euro	10/10/24	(8,792,400)	9,559,037	(230,730)
				(285,782)
Morgan Stanley & Co. International PLC:
Canadian Dollar	10/10/24	215,000	(158,269)	753
Euro	10/10/24	333,000	(362,054)	8,720
				9,473
State Street Bank and Trust Company:
Canadian Dollar	10/10/24	1,478,000	(1,069,548)	23,637
Canadian Dollar	10/10/24	(14,916,500)	10,979,155	(53,663)
Euro	10/10/24	(1,014,000)	1,131,155	2,132
Euro	10/10/24	(9,315,000)	10,126,104	(245,545)
				(273,439)
Total				$(1,142,165)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	2,042,841	EUR	$(290,912)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	2,019,254	EUR	(263,706)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	1,420,967	EUR	(292,800)
Total						$(847,418)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$6,249,874
Average amounts sold - in USD	87,358,708
Total return swaps:
Average notional amount	4,996,943

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,716,062,171	$-	$-
Investment Companies	-	45,120,781	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,372,854	-
Total Investments in Securities	$1,716,062,171	$48,493,635	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	154,972	-
Total Assets	$1,716,062,171	$48,648,607	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,297,137	$-
OTC Swaps	-	847,418	-
Total Liabilities	$-	$2,144,555	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-35-70303 11-24